Commitments (Tables)	12 Months Ended
Jun. 30, 2024
Commitments [Abstract]
Summary of Expenditure Commitments Relating to Services for Clinical Trial and Intellectual Property License Agreements	Expenditure commitments relating to these, and intellectual property license agreements are payable as follows:

	2024	2023	2022
	US$	US$	US$
Within one year	27,383,742	12,632,801	39,947,900
After one year but not more than five years	3,504,753	12,302,260	8,007,202
After more than five years	15,000	30,000	45,000
	30,903,495	24,965,061	48,000,102

Summary of Commercial Commitments	(ii) Commercial commitments

	2024	2023	2022
	US$	US$	US$
Within one year	63,421	47,415	507,874
After one year but not more than five years	—	—	—
After more than five years	—	—	—
	63,421	47,415	507,874